American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
January 31, 2022

Sustainable Equity - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 0.9%
Lockheed Martin Corp.	87,089	33,888,943
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	171,136	34,605,411
Auto Components — 0.9%
Aptiv plc(1)	240,779	32,885,596
Automobiles — 2.0%
Rivian Automotive, Inc., Class A(1)	112,053	7,366,364
Tesla, Inc.(1)	71,658	67,123,482
		74,489,846
Banks — 4.5%
Bank of America Corp.	1,250,483	57,697,286
JPMorgan Chase & Co.	409,890	60,909,654
Regions Financial Corp.	2,026,117	46,479,124
		165,086,064
Beverages — 1.5%
PepsiCo, Inc.	317,338	55,064,490
Biotechnology — 0.7%
Amgen, Inc.	70,933	16,111,722
Vertex Pharmaceuticals, Inc.(1)	33,050	8,032,802
		24,144,524
Building Products — 1.7%
Johnson Controls International plc	607,005	44,111,053
Masco Corp.	279,689	17,712,705
		61,823,758
Capital Markets — 4.6%
Ameriprise Financial, Inc.	78,720	23,955,283
BlackRock, Inc.	37,550	30,901,397
Intercontinental Exchange, Inc.	126,529	16,026,163
Morgan Stanley	603,105	61,842,387
S&P Global, Inc.	84,549	35,106,436
		167,831,666
Chemicals — 2.5%
Air Products and Chemicals, Inc.	54,868	15,479,360
Ecolab, Inc.	77,852	14,749,061
Linde plc	138,237	44,053,367
Sherwin-Williams Co. (The)	59,905	17,163,382
		91,445,170
Communications Equipment — 1.1%
Cisco Systems, Inc.	718,805	40,015,874
Consumer Finance — 0.9%
American Express Co.	190,042	34,173,352
Containers and Packaging — 0.6%
Ball Corp.	240,444	23,347,112
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	138,318	7,362,667
Electric Utilities — 1.7%
NextEra Energy, Inc.	814,452	63,624,990
Electrical Equipment — 1.3%
Eaton Corp. plc	159,013	25,192,430

Generac Holdings, Inc.(1)	11,517	3,252,170
Rockwell Automation, Inc.	71,200	20,592,464
		49,037,064
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	154,729	29,251,517
Cognex Corp.	197,001	13,092,686
Keysight Technologies, Inc.(1)	183,719	31,015,442
		73,359,645
Energy Equipment and Services — 1.3%
Schlumberger NV	1,176,988	45,984,921
Entertainment — 1.5%
Electronic Arts, Inc.	105,832	14,039,673
Walt Disney Co. (The)(1)	293,893	42,017,882
		56,057,555
Equity Real Estate Investment Trusts (REITs) — 2.3%
Prologis, Inc.	543,189	85,182,899
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	42,297	21,365,483
Sysco Corp.	463,232	36,201,581
		57,567,064
Food Products — 0.8%
Mondelez International, Inc., Class A	405,117	27,154,993
Vital Farms, Inc.(1)	122,802	2,029,917
		29,184,910
Health Care Equipment and Supplies — 1.8%
Edwards Lifesciences Corp.(1)	310,185	33,872,202
Medtronic plc	230,321	23,835,920
ResMed, Inc.	30,261	6,917,665
		64,625,787
Health Care Providers and Services — 4.1%
Cigna Corp.	175,783	40,510,950
CVS Health Corp.	378,876	40,354,083
Humana, Inc.	34,923	13,707,277
UnitedHealth Group, Inc.	113,738	53,749,167
		148,321,477
Hotels, Restaurants and Leisure — 2.0%
Booking Holdings, Inc.(1)	11,293	27,737,076
Chipotle Mexican Grill, Inc.(1)	10,106	15,013,272
Expedia Group, Inc.(1)	168,976	30,971,611
		73,721,959
Household Products — 1.6%
Colgate-Palmolive Co.	188,089	15,507,938
Procter & Gamble Co. (The)	262,023	42,041,590
		57,549,528
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	199,784	40,851,832
Insurance — 1.6%
Marsh & McLennan Cos., Inc.	134,086	20,600,973
Prudential Financial, Inc.	156,724	17,485,697
Travelers Cos., Inc. (The)	130,716	21,722,385
		59,809,055
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(1)	65,370	176,895,796
Meta Platforms, Inc., Class A(1)	145,071	45,444,941
		222,340,737

Internet and Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	40,605	121,468,639
IT Services — 5.0%
Accenture plc, Class A	127,937	45,235,964
Mastercard, Inc., Class A	128,820	49,773,472
PayPal Holdings, Inc.(1)	209,497	36,020,914
Visa, Inc., Class A	229,080	51,811,024
		182,841,374
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	244,241	34,027,656
Thermo Fisher Scientific, Inc.	63,065	36,659,685
		70,687,341
Machinery — 2.4%
Cummins, Inc.	116,666	25,769,186
Deere & Co.	34,660	13,046,024
Parker-Hannifin Corp.	105,803	32,799,988
Xylem, Inc.	152,799	16,046,951
		87,662,149
Media — 0.5%
Comcast Corp., Class A	373,039	18,648,220
Multiline Retail — 0.5%
Target Corp.	73,913	16,292,643
Oil, Gas and Consumable Fuels — 1.5%
ConocoPhillips	632,534	56,055,163
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	52,149	16,259,537
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	565,315	36,683,290
Merck & Co., Inc.	357,082	29,095,042
Novo Nordisk A/S, B Shares	183,630	18,265,354
Zoetis, Inc.	163,189	32,603,530
		116,647,216
Professional Services — 0.1%
IHS Markit Ltd.	33,916	3,961,050
Road and Rail — 1.1%
Norfolk Southern Corp.	80,273	21,833,453
Union Pacific Corp.	74,963	18,332,202
		40,165,655
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	187,412	21,411,821
Applied Materials, Inc.	243,863	33,696,989
ASML Holding NV	46,291	31,352,639
NVIDIA Corp.	314,606	77,034,425
Texas Instruments, Inc.	203,248	36,480,984
		199,976,858
Software — 9.9%
Adobe, Inc.(1)	56,574	30,227,488
Microsoft Corp.	929,676	289,110,643
salesforce.com, Inc.(1)	96,959	22,555,572
ServiceNow, Inc.(1)	18,827	11,028,480
Workday, Inc., Class A(1)	38,229	9,672,319
		362,594,502
Specialty Retail — 2.9%
Home Depot, Inc. (The)	183,876	67,478,814
TJX Cos., Inc. (The)	370,650	26,675,681

Tractor Supply Co.	52,964	11,562,571
		105,717,066
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	969,312	169,416,351
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	32,948	10,550,938
NIKE, Inc., Class B	233,210	34,531,405
		45,082,343
TOTAL COMMON STOCKS (Cost $2,324,307,697)		3,586,860,003
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	290,157	290,157
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $15,463,429) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $15,194,741)		15,194,733
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.5%, 02/15/41 - 02/15/45, valued at $51,667,186) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $50,654,028)		50,654,000
		65,848,733
TOTAL SHORT-TERM INVESTMENTS (Cost $66,138,890)		66,138,890
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,390,446,587)		3,652,998,893
OTHER ASSETS AND LIABILITIES — 0.2%		7,253,096
TOTAL NET ASSETS — 100.0%		$3,660,251,989

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	617,054	USD	696,689	Credit Suisse AG	3/31/22	$(2,543)
EUR	1,165,770	USD	1,324,068	Credit Suisse AG	3/31/22	(12,654)
EUR	1,424,374	USD	1,620,288	Credit Suisse AG	3/31/22	(17,961)
EUR	810,555	USD	926,387	Credit Suisse AG	3/31/22	(14,566)
EUR	1,621,111	USD	1,833,886	Credit Suisse AG	3/31/22	(10,244)
EUR	629,558	USD	713,466	Goldman Sachs & Co.	3/31/22	(5,255)
EUR	743,665	USD	835,332	UBS AG	3/31/22	1,242
EUR	897,120	USD	1,020,680	UBS AG	3/31/22	(11,479)
USD	30,268,961	EUR	26,731,100	Credit Suisse AG	3/31/22	198,233
USD	1,068,184	EUR	941,403	Credit Suisse AG	3/31/22	9,167
USD	1,083,766	EUR	944,336	Credit Suisse AG	3/31/22	21,449
USD	1,040,974	EUR	917,670	UBS AG	3/31/22	8,655
USD	742,003	EUR	649,231	UBS AG	3/31/22	11,661
						$175,705

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	262	March 2022	$59,005,675	$(1,017,160)

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,537,242,010	49,617,993	—
Short-Term Investments	290,157	65,848,733	—
	3,537,532,167	115,466,726	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	250,407	—

Liabilities
Other Financial Instruments
Futures Contracts	1,017,160	—	—
Forward Foreign Currency Exchange Contracts	—	74,702	—
	1,017,160	74,702	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.